Summary of Activity with Respect Status of, RSUs (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Outstanding Beginning Balance	2,070	170
Weighted Average Grant Date Fair Value, Beginning balance Outstanding	$ 1,490.00	$ 3,480.00
Units, Granted		2,978
Weighted Average Grant Date Fair Value, Granted		$ 1,406.00
Units, Vested		(1,005)
Weighted Average Grant Date Fair Value, Vested		$ 2,382.00
Units, Forfeited		(73)
Weighted Average Grant Date Fair Value, Forfeited		$ 1,698.00
Units, Outstanding Ending Balance		2,070
Weighted Average Grant Date Fair Value, Ending Balance Outstanding		$ 1,490.00
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Outstanding Beginning Balance	2,070
Weighted Average Grant Date Fair Value, Beginning balance Outstanding	$ 1,151.10
Units, Granted	4,459
Weighted Average Grant Date Fair Value, Granted	$ 219.60
Units, Vested	(4,213)
Weighted Average Grant Date Fair Value, Vested	$ 409.20
Units, Forfeited	(24)
Weighted Average Grant Date Fair Value, Forfeited	$ 2,173.00
Units, Outstanding Ending Balance	2,292	2,070
Weighted Average Grant Date Fair Value, Ending Balance Outstanding	$ 691.70	$ 1,151.10